Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement
Schedule of financial assets measured at fair value

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments	—	336,217	—	336,217
Total	—	336,217	—	336,217

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments	—	2,829,462	—	2,829,462
Total	—	2,829,462	—	2,829,462